Asset Under Development - Narrative (Details) - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2020	Apr. 30, 2019	Feb. 28, 2019	Jun. 30, 2022
Gimi $700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount		$ 1,700
Gimi conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter			20 years
Project extension	11 months
Incentive payment agreed upon				$ 50
Gimi conversion | Gimi $700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount		$ 700
Gimi conversion | Keppel capital
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Long-term purchase commitment, percentage		30.00%